Significant Events In The Reporting Period	9 Months Ended
Sep. 30, 2021
Text block [abstract]
Significant Events In The Reporting Period
Note 4—Significant Events in the Reporting Period
Impact from
COVID-19
Pandemic
The
COVID-19
pandemic has affected countries where we are operating, where we have planned or have ongoing clinical trials, and where we rely on third-parties to manufacture preclinical, clinical and commercial supply.
We monitor the risks from this pandemic closely, and work with relevant stakeholders to avoid and limit disruptions, and to develop and establish working measures. However, while
COVID-19
continues to impact global societies, the uncertainty related to the duration and direction of the pandemic makes the future impact from
COVID-19,
including the magnitude of any impact on our operational results, highly uncertain and unpredictable. At the reporting date,
COVID-19
did not have a direct material impact on the consolidated interim financial statements.
VISEN Pharmaceuticals Investment
On January 8, 2021, the Company entered into an equity investment of

$
12.5

million in its
associate, VISEN Pharmaceuticals
(“VISEN”), as part of VISEN’s
$
150

million Series B financing. Following VISEN’s Series B financing, the Company retained approximately
44
%
of
VISEN’s issued and outstanding shares. As a result, the Company recognized a non-cash
gain in the first quarter of 2021 of
€
42.3

million, which is presented as part of “Share of profit / (loss) of associate” in the consolidated interim statement of profit or loss. The Series B financing did not change the Company’s accounting treatment of VISEN.
U.S. Regulatory Approval of SKYTROFA® (lonapegsomatropin-tcgd)
On August 25, 2021, the U.S. Food and Drug Administration (the “FDA”), approved TransCon hGH, known by its brand name SKYTROFA and its INN name lonapegsomatropin-tcgd in the U.S. for the treatment of pediatric patients one year and older who weigh at least 11.5 kg (25.4 lb) and have growth failure due to inadequate secretion of endogenous growth hormone. As a once-weekly injection, SKYTROFA (lonapegsomatropin-tcgd) is the first FDA approved product that delivers somatropin (growth hormone) by sustained release over one week.
As a result of obtaining marketing approval for SKYTROFA (lonapegsomatropin-tcgd), the Company reversed prior write-down of prelaunch inventories through research and development costs. The reversal had a positive impact of

€
53.2

million on the Company’s statement of profit or loss. At the reporting date, inventories comprise raw materials and work in progress.
No
revenue was recognized for SKYTROFA (lonapegsomatropin-tcgd) for the nine months period ended September 30, 2021.
Completion of Follow-on-public Offering
On September 1, 2021, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC, Evercore Group L.L.C. and SVB Leerink LLC, as representatives (the “Representatives”) of the several underwriters named therein (collectively, the “Underwriters”), pursuant to which the Company agreed to issue and sell 2,500,000 ADSs, each of which represents one ordinary share of the Company, DKK 1 nominal value per share, to the Underwriters (the “Offering”). The ADSs were sold at a public offering price of $160.00 per ADS, and were purchased by the Underwriters from the Company at a price of $152.00 per ADS. Under the terms of the Underwriting Agreement, the Company granted the Underwriters the right, for 30 days, to purchase from the Company up to 375,000 additional ADSs at the public offering price, less the underwriting commissions. On September 2, 2021, the Underwriters exercised their option to purchase the additional 375,000 ADSs in full.
On September 7, 2021, the Offering closed and the Company completed the sale and issuance of an aggregate of 2,875,000 ADSs. The Company received net proceeds from the Offering of $436.5 million, or €367.7 million, after deducting the Underwriters’ commissions and offering expenses payable by the Company.